Cover	Jul. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 19, 2021, Cytokinetics, Incorporated filed a Current Report on Form 8-K (the “Original Report”) to report topline results from its clinical trial. This Current Report on Form 8-K/A is being filed to correct an error in the Original Report which stated that “reductions in LVOT-G occurred within two weeks of initiating treatment with CK-274, were maximized within two to six weeks of the end of dose titration, and were sustained until the end of treatment at 10 weeks.” The correct statement that should have been in the Original Report is: “reductions in LVOT-G occurred within two weeks of initiating treatment with CK-274, were maximized within two to six weeks of the start of dose titration, and were sustained until the end of treatment at 10 weeks.” For convenience of the reader, this filing restates the entire contents of the Original Report and replaces the erroneous statement with the correct statement.
Document Period End Date	Jul. 19, 2021
Entity File Number	000-50633
Entity Registrant Name	Cytokinetics, Incorporated
Entity Central Index Key	0001061983
Entity Tax Identification Number	94-3291317
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	280 East Grand Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	624-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CYTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false